Derivative instruments - Provisionally priced sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	$ 13.0	$ 2.1
Unrealized	(0.5)	0.6
Total gain	12.5	2.7
Gold
GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	8.3	1.5
Unrealized	0.0	0.4
Total gain	8.3	1.9
Copper
GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	4.7	0.6
Unrealized	(0.5)	0.2
Total gain	$ 4.2	$ 0.8